Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Future Minimum Operating Lease Payments

The Company’s future minimum operating lease payments required to be made after December 31, 2023, relating to the bareboat chartered-in vessels M/T Eco Beverly Hills and M/T Eco Bel Air are as follows:

Year ending December 31,	Bareboat charter lease payments
2024	10,038
2025	6,777
Total	16,815
Less imputed interest	(1,478)
Total Lease Liability	15,337
Presented as follows:
Short-term lease liability	8,980
Long-term lease liability	6,357

Future Minimum Time-Charter Receipts

Future minimum time-charter receipts of the Company’s vessels in operation as of December 31, 2023, based on commitments relating to non-cancellable time charter contracts as of December 31, 2023, are as follows :

Year ending December 31,	Time Charter receipts
2024	74,078
2025	70,229
2026	60,782
2027	36,304
2028 and thereafter	81,173
Total	322,566